Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS — 95.6%
	AUSTRALIA — 3.2%
53,031	Bapcor Ltd.	$318,898
135,483	Orora Ltd.	359,074
125,485	Steadfast Group Ltd.	410,564
		1,088,536
	AUSTRIA — 2.5%
7,897	Palfinger A.G.	341,922
19,508	S&T A.G.	495,085
		837,007
	BELGIUM — 2.1%
14,413	Mithra Pharmaceuticals S.A. *	348,160
5,588	Xior Student Housing N.V. - REIT	361,265
		709,425
	DENMARK — 0.9%
2,888	Schouw & Co. A/S	308,988
	FRANCE — 8.2%
8,212	Alstom S.A. *	340,601
3,153	Alten S.A.	501,215
12,434	Chargeurs S.A.	322,784
2,662	Devoteam S.A. *	353,670
4,180	Seche Environnement S.A.	242,470
1,780	Sopra Steria Group SACA	353,823
13,231	Tikehau Capital SCA	415,136
1,874	Vetoquinol S.A.	272,097
		2,801,796
	GERMANY — 5.4%
7,002	CANCOM S.E.	440,040
6,476	Hella GmbH & Co. KGaA *	453,382
16,076	PATRIZIA A.G.	409,711
16,206	TAG Immobilien A.G.	537,457
		1,840,590
	IRELAND — 1.6%
9,701	Smurfit Kappa Group PLC	547,268
	JAPAN — 26.3%
63,430	Anicom Holdings, Inc.	500,568
17,800	Anritsu Corp.	311,102
8,450	Daiseki Co., Ltd.	391,110
7,539	Fuji Electric Co., Ltd.	329,932
16,500	Fujitec Co., Ltd.	366,579
16,929	FULLCAST Holdings Co., Ltd.	348,827

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	JAPAN (Continued)
11,900	G-7 Holdings, Inc.	$396,891
9,228	Information Services International-Dentsu Ltd.	365,195
9,603	JSB Co., Ltd.	340,669
5,600	Koito Manufacturing Co., Ltd.	342,723
17,400	Nohmi Bosai Ltd.	333,215
16,799	Noritsu Koki Co., Ltd.	349,958
17,865	Optorun Co., Ltd.	360,005
23,900	Outsourcing, Inc.	457,466
43,241	Poletowin Pitcrew Holdings, Inc.	409,878
23,910	Roland DG Corp.	603,951
28,613	Sanwa Holdings Corp.	348,202
19,826	Ship Healthcare Holdings, Inc.	499,968
11,360	Stella Chemifa Corp.	294,379
16,577	Takeuchi Manufacturing Co., Ltd.	413,295
7,745	Tokyo Seimitsu Co., Ltd.	331,593
15,252	Yokowo Co., Ltd.	371,706
10,887	Zenkoku Hosho Co., Ltd.	493,953
		8,961,165
	JERSEY — 1.5%
59,276	JTC PLC [1]	527,436
	LUXEMBOURG — 2.7%
5,823	Befesa S.A. [1]	457,195
8,371	Shurgard Self Storage S.A.	448,718
		905,913
	NETHERLANDS — 1.0%
5,914	Signify N.V. [1]	331,292
	NORWAY — 5.7%
5,420	Aker A.S.A. - Class A	415,550
36,548	Atea A.S.A.	696,641
44,035	Leroy Seafood Group A.S.A.	401,182
134,750	Self Storage Group A.S.A. *	428,155
		1,941,528
	SINGAPORE — 1.2%
283,001	Frencken Group Ltd.	397,141
	SPAIN — 2.1%
42,253	Applus Services S.A.	406,741
15,813	Ebro Foods S.A.	320,762
		727,503

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Number of Shares		Value
	COMMON STOCKS (Continued)
	SWEDEN — 4.2%
43,556	AcadeMedia A.B. [1]	$421,710
21,156	Alimak Group A.B. [1]	368,148
9,720	Dometic Group A.B. [1]	164,981
35,491	Granges A.B.	469,179
		1,424,018
	SWITZERLAND — 2.3%
611	Bucher Industries A.G.	340,014
38,972	OC Oerlikon Corp. A.G.	441,121
		781,135
	UNITED KINGDOM — 24.7%
350,186	Alliance Pharma PLC	506,246
59,087	Ascential PLC *	355,310
70,072	Beazley PLC *	382,211
32,522	Bodycote PLC	407,863
76,670	boohoo Group PLC *	277,777
50,257	CareTech Holdings PLC	443,609
9,860	Clarkson PLC	442,014
30,294	Clipper Logistics PLC	355,409
17,155	Close Brothers Group PLC	367,948
7,953	Future PLC	381,399
31,463	HomeServe PLC	408,923
44,803	Inchcape PLC	529,222
106,725	Kin & Carta PLC *	356,047
63,388	Marlowe PLC *	687,276
102,225	National Express Group PLC *	386,505
45,757	Redrow PLC	408,830
46,627	Renewi PLC *	334,435
67,246	Restore PLC *	443,072
114,341	Sabre Insurance Group PLC [1]	368,501
28,005	Safestore Holdings PLC - REIT	411,083
27,416	Tyman PLC	161,394
		8,415,074
	Total Common Stocks
	(Cost $26,965,949)	32,545,815

Vaughan Nelson International Small Cap Fund
SCHEDULE OF INVESTMENTS - Continued
As of July 31, 2021 (Unaudited)

Principal Amount		Value
	SHORT-TERM INVESTMENTS — 4.3%
$1,465,113	UMB Money Market Fiduciary , 0.01%[2]	$1,465,113
	Total Short-Term Investments
	(Cost $1,465,113)	1,465,113
	TOTAL INVESTMENTS — 99.9%
	(Cost $28,431,062)	34,010,928
	Other Assets in Excess of Liabilities — 0.1%	50,300
	TOTAL NET ASSETS — 100.0%	$34,061,228

PLC – Public Limited Company
REIT – Real Estate Investment Trust

*Non-income producing security.
[1]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $2,639,263, which represents 7.75% of total net assets of the Fund.
[2]The rate is the annualized seven-day yield at period end.